INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Abstract]
At 26.5% statutory rate		$ (63)	$ 728
Statutory rate (as percent)		26.50%	26.50%
Increase (decrease) due to:
Allowances and special tax deductions		$ (59)	$ (96)
Impact of foreign tax rates		(4)	215
Expenses not tax deductible		74	24
Non-taxable gains on sales of long-lived assets		0	(241)
Impairment charges not recognized in deferred tax assets		168	66
Tax effect of impairment of goodwill		54	0
Net currency translation losses on deferred tax balances		41	10
Tax impact of profits from equity accounted investments		(15)	(7)
Current year tax losses not recognized in deferred tax assets		100	21
United States tax reform		0	(203)
Tax Effect from De-recognition in Deferred Tax Assets		814	0
One time toll charge	$ 228	(49)	0
Adjustments in respect of prior years		3	(6)
Increase to income tax related contingent liabilities		0	172
Dominican Republic Tax audit		42	0
United States withholding taxes		(107)	252
Other withholding taxes		14	18
Mining taxes		184	266
Other items		1	12
Income tax expense		$ 1,198	$ 1,231